UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08062

Nicholas Equity Income Fund, Inc.

(Exact name of registrant as specified in charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of principal executive offices)          (Zip code)

Albert O. Nicholas

700 North Water Street

Milwaukee, Wisconsin 53202

(Name and address of agent for service)

Registrant's telephone number, including area code: 414-272-4650

Date of fiscal year end: 03/31/2004

Date of reporting period: 03/31/2004

Item 1. Report to Stockholders.

May 2004

Report to Fellow Shareholders:

For the fiscal year ended March 31, 2004, Nicholas Equity Income Fund produced a return of 39.93%. In the first quarter of calendar 2004, the Fund increased 6.50%. As detailed in the chart below, the Fund outpaced the general stock market as represented by the S&P 500 Index.

Returns for Nicholas Equity Income Fund, Inc. and selected indices are provided in the chart below for the periods ended March 31, 2004.

		Average Annual Total Return
	3 Month	1 Year	3 Year	5 Year	10 Year
Nicholas Equity Income Fund, Inc.	6.50%	39.93%	5.23%	2.78%	6.53%
Standard & Poor's 500 Index	1.69%	35.10%	0.63%	(1.20)%	11.68%
Consumer Price Index	1.24%	1.74%	2.08%	2.58%	2.44%
Ending value of $10,000 invested in Nicholas Equity Income Fund, Inc. (Distributions Reinvested)	$10,650	$13,993	$11,651	$11,468	$18,833

Total returns are historical and include change in share price and reinvestment of dividend and capital gain distributions. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate, so that investors' shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month-end, which may be higher or lower than that cited, is available at www.nicholasfunds.com/returns.htm.

At March 31, 2004, the Fund held 43 stocks. The cash position was 3.56%. All of the stocks held in the Fund pay dividends. In many cases, the companies owned have been raising dividends as their earnings improve. The biggest concentrations are in the industrial (capital goods and commercial services and supplies) and financial (banks, insurance and real estate) companies.

The economy continues to improve, interest rates are extremely low by historic standards and core inflation seems under control. Corporate profits are running strong. We do anticipate a gradual rise in interest rates in the months ahead. This is to be expected and should not cause undue harm to stock market psychology. In general, however, our view is that stocks are somewhat high in relation to earnings.

In our opinion, the easy gains in stocks are over. From this point forward, the market outlook is less sanguine. Intelligent security analysis and adroit portfolio management will be required to achieve good results for the remaining months of 2004. Shareholder investment return expectations should be reduced based on what was achieved in the just-completed fiscal year.

Please visit our expanded website, www.nicholasfunds.com, for account access and fund information. Thank you for your continued interest in our Fund.

Sincerely,

Albert O. Nicholas                        David O. Nicholas
Co-Portfolio Manager                   Co-Portfolio Manager

Financial Highlights
(For a share outstanding throughout each period)
-----------------------------------------------------------------------------------------------------------------------
                                                            Year Ended March 31,
                               ---------------------------------------------------------------------------------------
                                2004      2003     2002     2001     2000     1999     1998     1997     1996     1995
                               ------    ------   ------   ------   ------   ------   ------   ------   ------   ------
NET ASSET VALUE,
 BEGINNING OF PERIOD ........  $ 9.02    $12.66   $11.20   $11.10   $12.32   $14.35   $12.27   $12.35   $10.56   $10.04
   INCOME (LOSS) FROM
    INVESTMENT OPERATIONS
   Net investment income ....     .16       .18      .18      .23      .40      .44      .47      .48      .36      .30
   Net gain (loss) on
    securities (realized
    and unrealized) .........    3.42     (3.63)    1.45      .07     (.94)   (1.66)    2.77      .44     1.77      .50
                               ------    ------   ------   ------   ------   ------   ------   ------   ------   ------
      Total from investment
       operations ...........    3.58     (3.45)    1.63      .30     (.54)   (1.22)    3.24      .92     2.13      .80
                               ------    ------   ------   ------   ------   ------   ------   ------   ------   ------
   LESS DISTRIBUTIONS
   From net investment
    income ..................    (.15)     (.19)    (.17)    (.20)    (.44)    (.48)    (.50)    (.45)    (.34)   (.28)
   From net capital gain ....      --        --      --       --       --      (.17)    (.66)    (.55)     --      --
   In excess of book
    realized gain ...........      --        --      --       --      (.24)    (.16)     --       --       --      --
                               ------    ------   ------   ------   ------   ------   ------   ------   ------   ------
      Total distributions ...    (.15)     (.19)    (.17)    (.20)    (.68)    (.81)   (1.16)   (1.00)    (.34)   (.28)
                               ------    ------   ------   ------   ------   ------   ------   ------   ------   ------
NET ASSET VALUE, END
 OF PERIOD ..................  $12.45    $ 9.02   $12.66   $11.20   $11.10   $12.32   $14.35   $12.27   $12.35   $10.56
                               ------    ------   ------   ------   ------   ------   ------   ------   ------   ------
                               ------    ------   ------   ------   ------   ------   ------   ------   ------   ------
TOTAL RETURN ................  39.93%  (27.42)%   14.72%    2.74%  (4.20)%  (8.65)%   27.83%    7.83%   20.61%    8.13%
SUPPLEMENTAL DATA:
Net assets, end
 of period (millions)........   $21.7     $15.7    $19.4    $17.6    $18.3    $25.0    $29.0    $20.8    $15.8    $11.8
Ratio of expenses to
 average net assets (1) .....    .90%      .90%     .90%     .90%     .90%     .90%     .90%     .90%    1.38%    1.73%
Ratio of net investment
 income to average
 net assets (1) .............   1.48%     1.74%    1.52%    2.06%    3.30%    3.36%    3.61%    4.12%    3.26%    3.32%
Portfolio turnover rate .....  42.73%    57.15%   49.10%   52.38%   79.34%   54.41%   36.83%   23.05%   68.85%   10.98%
ABSENT REIMBURSEMENT OF
 EXPENSES:
Ratio of expenses to
 average net assets .........   1.15%     1.16%    1.25%    1.23%    1.18%    1.10%    1.08%    1.18%    1.40%      N/A
Ratio of net investment
 income to average
 net assets .................   1.23%     1.48%    1.17%    1.73%    3.02%    3.16%    3.43%    3.84%    3.24%      N/A
(1)  Net of reimbursement by Adviser.

               The accompanying notes to financial statements are an integral part of these highlights.
-----------------------------------------------------------------------------------------------------------------------
Top Ten Portfolio Holdings
March 31, 2004 (unaudited)
-----------------------------------------------------------------------------------------------------------------------
                                                                      Percentage
        Name                                                        of Net Assets
        ----                                                        -------------
        Crosstex Energy, Inc. .....................................     4.04%
        SUPERVALU INC. ............................................     3.94%
        Pentair, Inc. .............................................     3.53%
        Charter One Financial, Inc. ...............................     3.42%
        AmerUs Group Co. ..........................................     3.35%
        Plum Creek Timber Company, Inc. ...........................     3.29%
        ServiceMaster Company (The) ...............................     2.88%
        RPM International, Inc. ...................................     2.74%
        Johnson Controls, Inc. ....................................     2.72%
        J.M. Smucker Company (The) ................................     2.72%
                                                                       ------
        Total of top ten ..........................................    32.63%
                                                                       ------
                                                                       ------
Schedule of Investments
March 31, 2004
-------------------------------------------------------------------------------
 Shares or
 Principal
  Amount                                                             Value
-----------                                                     ---------------
COMMON STOCKS - 95.13%
             Consumer Discretionary-
              Auto & Components - 3.87%
     5,000   Bandag, Incorporated                                  $   248,850
    10,000   Johnson Controls, Inc.                                    591,500
                                                                   -----------
                                                                       840,350
                                                                   -----------
             Consumer Discretionary-Retail - 4.45%
    15,000   Genuine Parts Company                                     490,800
    20,000   Pier 1 Imports, Inc.                                      474,000
                                                                   -----------
                                                                       964,800
                                                                   -----------
             Consumer Staples-Food,
              Beverage & Tobacco - 14.85%
    20,000   ConAgra Foods, Inc.                                       538,800
    20,000   Fresh Del Monte Produce Inc.                              515,200
    10,000   General Mills, Inc.                                       466,800
    11,000   H.J. Heinz Company                                        410,190
    11,176   J.M. Smucker Company (The)                                589,869
    12,000   Lancaster Colony Corporation                              484,800
    10,000   Sara Lee Corporation                                      218,600
                                                                   -----------
                                                                     3,224,259
                                                                   -----------
             Consumer Staples-Food & Staple Retail - 3.94%
    28,000   SUPERVALU INC.                                            855,120
                                                                   -----------
             Consumer Staples-Household &
              Personal Products - 1.52%
     7,500   Alberto-Culver Company                                    329,025
                                                                   -----------
             Energy - 4.04%
    20,900   Crosstex Energy, Inc.                                     877,800
                                                                   -----------
             Financials-Banks - 6.66%
    21,000   Charter One Financial, Inc.                               742,560
    10,000   U.S. Bancorp                                              276,500
    10,000   Washington Mutual, Inc.                                   427,100
                                                                   -----------
                                                                     1,446,160
                                                                   -----------
             Financials-Insurance - 11.03%
    18,000   AmerUs Group Co.                                          726,300
     5,000   American National Insurance Company                       447,450
    12,000   Arthur J. Gallagher & Co.                                 390,840
     9,000   Mercury General Corporation                               449,370
     5,000   XL Capital Ltd. - Class A                                 380,200
                                                                   -----------
                                                                     2,394,160
                                                                   -----------
             Financials-Real Estate - 5.90%
    20,000   Health Care Property Investors, Inc.                      566,000
    22,000   Plum Creek Timber Company, Inc.                           714,560
                                                                   -----------
                                                                     1,280,560
                                                                   -----------
             Health Care-Services - 2.70%
    19,000   Baxter International Inc.                                 586,910
                                                                   -----------
             Health Care-Pharmaceuticals &
              Biotechnology - 6.29%
    20,000   Bristol-Myers Squibb Company                              484,600
    12,000   Merck & Co., Inc.                                         530,280
    10,000   Pfizer Inc.                                               350,500
                                                                   -----------
                                                                     1,365,380
                                                                   -----------
             Industrials-Capital Goods - 11.37%
     8,000   CLARCOR Inc.                                              353,200
    10,000   Donaldson Company, Inc.                                   265,300
     7,000   Illinois Tool Works Inc.                                  554,610
    13,000   Pentair, Inc.                                             767,000
    11,000   W.W. Grainger, Inc.                                       528,000
                                                                   -----------
                                                                     2,468,110
                                                                   -----------
             Industrials-Commercial
              Services & Supplies - 4.44%
    10,000   New England Business Service, Inc.                        338,500
    52,000   ServiceMaster Company (The)                               624,520
                                                                   -----------
                                                                       963,020
                                                                   -----------
             Materials - 5.73%
     2,000   AptarGroup, Inc.                                           76,800
    22,000   Bemis Company, Inc.                                       572,000
    36,000   RPM International, Inc.                                   595,440
                                                                   -----------
                                                                     1,244,240
                                                                   -----------
             Telecommunication Services - 2.53%
    15,000   Verizon Communications Inc.                               548,100
                                                                   -----------
             Utilities - 5.81%
    18,000   Alliant Energy Corporation                                469,080
    10,000   Duke Energy Corporation                                   226,000
     9,000   Kinder Morgan, Inc.                                       567,180
                                                                   -----------
                                                                     1,262,260
                                                                   -----------
                  TOTAL COMMON STOCKS
                   (cost $16,821,043)                               20,650,254
                                                                   -----------
PREFERRED STOCK - 1.31%
             Energy - 1.31%
        40   Contango Oil & Gas Company Series C Cumulative
              Convertible Preferred, par value $0.04 per share,
              Private Placement Restricted
                   (cost $ 200,000)                                    284,158
                                                                   -----------
SHORT-TERM INVESTMENTS - 3.76%
             Commercial Paper - 2.30%
  $250,000   General Motors Acceptance Corporation
              04/02/04, 1.22%                                          249,992
   250,000   John Deere Capital Corporation
              04/08/04, 1.06%                                          249,948
                                                                   -----------
                                                                       499,940
                                                                   -----------
             Variable Rate Demand Note - 1.46%
   317,339   U.S. Bank N.A.
              04/01/04, 0.84%                                          317,339
                                                                   -----------
                  TOTAL SHORT-TERM INVESTMENTS
                   (cost $817,279)                                     817,279
                                                                   -----------
                  TOTAL INVESTMENTS
                   (cost $17,838,322) - 100.20%                     21,751,691
                                                                   -----------
             LIABILITIES, NET OF
              OTHER ASSETS - (0.20%)                                   (43,339)
                                                                   -----------
                  TOTAL NET ASSETS
                   (Basis of percentages
                    disclosed above) - 100%                        $21,708,352
                                                                   -----------
                                                                   -----------

The accompanying notes to financial statements are an integral part of this schedule.
Statement of Assets and Liabilities
March 31, 2004
-------------------------------------------------------------------------------
ASSETS
    Investments in securities at value (cost $17,838,322) .....    $21,751,691
                                                                   -----------
    Receivables -
         Dividends and interest ...............................         26,396
         Other ................................................          4,893
                                                                   -----------
              Total receivables ...............................         31,289
                                                                   -----------
              Total assets ....................................     21,782,980
                                                                   -----------
LIABILITIES
    Payables -
         Management fee .......................................         53,160
         Other payables and accrued expenses ..................         21,468
                                                                   -----------
              Total liabilities ...............................         74,628
                                                                   -----------
              Total net assets ................................    $21,708,352
                                                                   -----------
                                                                   -----------
NET ASSETS CONSIST OF
    Paid in capital ...........................................    $18,799,017
    Net unrealized appreciation on investments ................      3,913,369
    Accumulated net realized loss on investments ..............     (1,083,706)
    Accumulated undistributed net investment income ...........         79,672
                                                                   -----------
              Total net assets ................................    $21,708,352
                                                                   -----------
                                                                   -----------
NET ASSET VALUE PER SHARE ($.0001 par value,
 500,000,000 shares authorized),
 offering price and redemption price
 ($21,708,352 / 1,743,640 shares outstanding) .................         $12.45
                                                                        ------
                                                                        ------

The accompanying notes to financial statements are an integral part of this statement.
Statement of Operations
For the year ended March 31, 2004
-------------------------------------------------------------------------------
INCOME
    Dividend ..................................................     $  434,756
    Interest ..................................................         12,431
                                                                    ----------
         Total income .........................................        447,187
                                                                    ----------
EXPENSES
    Management fee ............................................        131,635
    Registration fees .........................................         24,083
    Audit and tax fees ........................................         19,000
    Legal fees ................................................         12,284
    Accounting system and pricing service fees ................          9,375
    Transfer agent fees .......................................          6,820
    Printing ..................................................          4,551
    Directors' fees ...........................................          2,400
    Postage and mailing .......................................          1,601
    Custodian fees ............................................            962
    Insurance .................................................            852
    Other operating expenses ..................................          2,461
                                                                    ----------
         Total expenses before reimbursement ..................        216,024
                                                                    ----------
         Reimbursement of expenses by adviser (Note 2) ........        (46,779)
                                                                    ----------
         Total expenses after reimbursement ...................        169,245
                                                                    ----------
         Net investment income ................................        277,942
                                                                    ----------
NET REALIZED GAIN ON INVESTMENTS ..............................      1,275,558
                                                                    ----------
CHANGE IN NET UNREALIZED APPRECIATION ON INVESTMENTS ..........      4,595,954
                                                                    ----------
    Net realized and unrealized gain on investments ...........      5,871,512
                                                                    ----------
    Net increase in net assets resulting from operations ......     $6,149,454
                                                                    ----------
                                                                    ----------
The accompanying notes to financial statements are an integral part of this statement.
Statements of Changes in Net Assets
For the years ended March 31, 2004 and 2003
-------------------------------------------------------------------------------
                                                  2004                2003
                                               -----------         -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
    Net investment income ..................   $   277,942         $   289,408
    Net realized gain (loss)
     on investments ........................     1,275,558          (2,112,448)
    Change in net unrealized
     appreciation on investments ...........     4,595,954          (3,630,097)
                                               -----------         -----------
         Net increase (decrease) in
          net assets resulting from
          operations .......................     6,149,454          (5,453,137)
                                               -----------         -----------
DISTRIBUTIONS TO SHAREHOLDERS
    From net investment income .............      (253,969)           (300,049)
                                               -----------         -----------
CAPITAL SHARE TRANSACTIONS
    Proceeds from shares issued
     (206,048 and 301,095
     shares, respectively) .................     2,326,592           3,083,410
    Reinvestment of distributions
     (22,530 and 27,812
     shares, respectively) .................       244,032             286,854
    Cost of shares redeemed
     (222,516 and 126,274
     shares, respectively) .................    (2,428,422)         (1,379,001)
                                               -----------         -----------
         Increase in net assets
          derived from capital share
          transactions .....................       142,202           1,991,263
                                               -----------         -----------
         Total increase (decrease) in net
         assets ............................     6,037,687          (3,761,923)
                                               -----------         -----------
NET ASSETS
    Beginning of period ....................    15,670,665          19,432,588
                                               -----------         -----------
    End of period (including undistributed
     net investment income of
     $79,672 and $55,699, respectively) ....   $21,708,352         $15,670,665
                                               -----------         -----------
                                               -----------         -----------

The accompanying notes to financial statements are an integral part of these statements.
Notes to Financial Statements
March 31, 2004
------------------------------------------------------------------------------
(1) Summary of Significant Accounting Policies --
    Nicholas Equity Income Fund, Inc. (the "Fund") is organized as a Maryland corporation and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended.
    The primary objective of the Fund is to produce reasonable income with moderate long-term growth as a secondary consideration.  The following is a summary of the significant accounting policies of the Fund:
    (a)  Each equity security is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the last bid price.  Debt securities, excluding short-term investments, are valued at their current evaluated bid price as determined by an independent pricing service, which generates evaluations on the basis of dealer quotes for normal,
         institutional-sized trading units, issuer analysis, bond market activity and various other factors.  Restricted securities for which market quotations may not be readily available are valued at their fair value as determined in good faith by procedures adopted by the
         Board of Directors.  Variable rate demand notes are valued at cost, which approximates market value.  U.S. Treasury Bills and commercial paper are stated at amortized cost, which approximates market value.
         Investment transactions are recorded no later than the first business day after the trade date.
    (b)  Net realized gain (loss) on portfolio securities was computed on the basis of specific identification.
    (c)  Dividend income is recorded on the ex-dividend date, and interest income is recognized on an accrual basis.  Non-cash dividends, if any, are recorded at value on date of distribution.  Dividends and distributions paid to shareholders are recorded on the ex-dividend date.
    (d)  Provision has not been made for federal income taxes or excise taxes since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all net investment income and net realized capital gains on sales of investments to its shareholders and otherwise comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies.
         As of March 31, 2004, the Fund has capital loss carryforwards of approximately $1,076,000, which expire as follows:  $223,000 in 2009 and $853,000 in 2011.  To the extent the Fund has future net realized capital gains, distributions of capital gains to shareholders will be offset by any unused capital loss carryforward.
         For the year ended March 31, 2004, the Fund had a tax deferral of wash loss sales of approximately $8,000.
    (e)  Distributions from net investment income are generally declared and paid quarterly.  Distributions of net realized capital gain, if any, are declared and paid at least annually.
         The amount of distributions from net investment income and net realized capital gain are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.  To the extent these book and tax differences are permanent in nature, such amounts are reclassified among paid in capital, accumulated undistributed net realized gain
         (loss) on investments and accumulated undistributed net investment income.  Accordingly, at March 31, 2004, no reclassifications were recorded.  The tax character of distributions paid during the years ended March 31 were as follows:
                                           03/31/2004        03/31/2003
                                           ----------        ----------
              Distributions paid from:
              Ordinary income ............  $253,969          $300,049
                                            --------          --------
                                            --------          --------
         For the fiscal year ended March 31, 2004, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The
         Fund intends to designate up to a maximum amount of $253,969 as taxed at a maximum rate of 15%.  Complete information will be computed and reported in conjunction with your Form 1099-DIV.
         For the year ended March 31, 2004, 100% of the dividends paid from net ordinary income qualify for the dividends received deduction available to corporate shareholders.
         As of March 31, 2004, investment cost for federal tax purposes was
         $17,846,339 and the tax basis components of net assets were as follows:
              Unrealized appreciation ....................... $ 4,315,133
              Unrealized depreciation .......................    (409,781)
                                                              -----------
              Net unrealized appreciation ...................   3,905,352
                                                              -----------
              Undistributed ordinary income .................      79,672
              Accumulated net realized capital loss..........  (1,075,689)
              Paid in capital ...............................  18,799,017
                                                              -----------
              Net assets .................................... $21,708,352
                                                              -----------
                                                              -----------
         The differences, if any, between book-basis and tax-basis unrealized appreciation (depreciation), undistributed ordinary income and accumulated net realized capital loss are attributable primarily to the tax deferral of losses from wash sales.
    (f)  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.  Actual results could differ from estimates.
(2) Investment Adviser and Management Agreement --
    The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) (the "Adviser") to serve as investment adviser and manager.  Under the terms of the agreement, a monthly fee is paid to the Adviser based on an annualized fee of .70% of the average net asset value up to and including $50 million and .60% of the average net asset value in excess of $50 million.  The Adviser has voluntarily agreed to reimburse the Fund for all expenses in excess of .90%
    of annual average net assets.  Under this agreement the Adviser reimbursed
    $46,779 during the year ended March 31, 2004.  Also, the Adviser may be reimbursed for clerical and administrative services rendered by its personnel.  No amounts were paid by the Fund for clerical and administrative services during the year ended March 31, 2004.
(3) Investment Transactions --
    For the year ended March 31, 2004, the cost of purchases and the proceeds from sales of investment securities, other than short-term obligations, aggregated $8,444,147 and $7,585,081, respectively.
Report of Independent Auditors
-------------------------------------------------------------------------------
To the Shareholders and Board of Directors of Nicholas Equity Income Fund, Inc.:
    We have audited the accompanying statement of assets and liabilities of
Nicholas Equity Income Fund, Inc. (the "Fund"), including the schedule of investments, as of March 31, 2004, and the related statement of operations for the year then ended and the statements of changes in net assets and financial highlights for each of two years then ended.  These financial statements and financial hightlights are the responsiblity of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.  The financial highlights for each of the eight years in the period ended March 31, 2002 were audited by other auditors who have ceased operations whose report dated April 19, 2002, expressed an unqualified opinion on those statements.
    We conducted our audits in accordance with auditing standards generally accepted in the United States.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights.  Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statment presentation.  We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Nicholas Equity Income Fund, Inc. as of March 31, 2004, and the results of its operations for the year then ended and the changes in its net assets and financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States.
ERNST & YOUNG LLP
Chicago, Illinois,
May 10, 2004
Historical Record (unaudited)
--------------------------------------------------------------------------------------------------
                                     Net Investment                     Dollar        Growth of
                            Net          Income      Capital Gain      Weighted      an Initial
                        Asset Value   Distributions  Distributions  Price/Earnings     $10,000
                         Per Share      Per Share      Per Share       Ratio **     Investment ***
                        -----------  --------------  -------------  --------------  --------------
November 23, 1993 * ....  $10.00        $  --           $  --             --            $10,000
March 31, 1994 .........   10.04         0.0133            --            14.4 times      10,053
March 31, 1995 .........   10.56         0.2810            --            14.6            10,871
March 31, 1996 .........   12.35         0.3370            --            16.8            13,111
March 31, 1997 .........   12.27         0.4527          0.5483          15.9            14,138
March 31, 1998 .........   14.35         0.5014          0.6586          23.0            18,072
March 31, 1999 .........   12.32         0.4843          0.3278          22.0            16,509
March 31, 2000 .........   11.10         0.4447          0.2392          20.6            15,816
March 31, 2001 .........   11.20         0.1980            --            21.0            16,250
March 31, 2002 .........   12.66         0.1697            --            22.4            18,642
March 31, 2003 .........    9.02         0.1920            --            15.6            13,531
March 31, 2004 .........   12.45         0.1486 (a)        --            16.1            18,933
  * Date of Initial Public Offering.
 ** Based on latest 12 months accomplished earnings.
*** Assuming reinvestment of all distributions.

(a) Paid $0.0325 on May 5, 2003 to shareholders of record on May 2, 2003.
    Paid $0.0320 on July 25, 2003 to shareholders of record on July 24, 2003.
    Paid $0.0375 on October 30, 2003 to shareholders of record on October 29, 2003.
    Paid $0.0466 on December 30, 2003 to shareholders of record on December 29, 2003.

   Range in quarter end price/earnings ratios
         High                        Low
----------------------     -----------------------
December 31,2000  23.7     December 31, 1994  13.9
INFORMATION ON PROXY VOTING
-------------------------------------------------------------------------------
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 800-227-5987 (toll-free) or 414-272-6133.  It also appears in the Fund's Statement of Additional Information, which can be found on the SEC's website, www.sec.gov.
Directors and Officers of the Fund (unaudited)
-----------------------------------------------------------------------------------------------------------------------
    The following table sets forth the pertinent information about the Fund's directors and officers as of March 31,
2004:  Unless otherwise listed, the business address of each director and officer is 700 North Water Street, Milwaukee,
WI 53202.
                                                                                             Number of
                                                  Term of                                  Portfolios in      Other
                                                 Office and                                Fund Complex   Directorships
                                Positions Held   Length of      Principal Occupations        Overseen         Held
Name, Age and Address              With Fund    Time Served      During Past 5 Years        by Director    by Director
-----------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTOR
Albert O. Nicholas, 73 (1), (3)  President,     (2), 11 years  Chief Executive Officer and        6            None
                                 Co-Portfolio                  Chairman of the Board, Nicholas
                                 Manager and                   Company, Inc., the Adviser to
                                 Director                      to the Fund.  He has been
                                                               Co-Portfolio Manager of Nicholas
                                                               Fund, Inc.; and also Nicholas Income
                                                               Fund, Inc. and Nicholas Equity Income
                                                               Fund, Inc. since April 2001 and
                                                               July 2001, respectively.  He
                                                               formerly was the sole Portfolio
                                                               Manager of these funds, since the
                                                               time the Adviser managed them.
DISINTERESTED DIRECTORS
Robert H. Bock, 72               Director       (2), 11 years  Private Investor, Consultant,      5            None
                                                               Dean Emeritus of Business
                                                               Strategy and Ethics, University of
                                                               Wisconsin School of Business,
                                                               1997 to present.
Timothy P. Reiland, 47           Director       (2), 1 year    Private Investor, Consultant,      5            None
                                                               Chairman and Chief Financial
                                                               Officer, Musicnotes, Inc.,
                                                               October 2001 to present.
                                                               Investment Analyst from 1987
                                                               to October 2001, Tucker Anthony
                                                               Incorporated, a brokerage firm.
                                                               He is a Chartered Financial
                                                               Analyst.
OFFICERS
David L. Johnson, 62 (3)         Executive       Annual,       Executive Vice President,
                                 Vice President  11 years      Nicholas Company, Inc., the
                                                               Adviser to the Fund.
Thomas J. Saeger, 59             Executive       Annual,       Executive Vice President and
                                 Vice President  11 years      Assistant Secretary, Nicholas
                                 and Secretary                 Company, Inc., the Adviser to
                                                               the Fund.
Jeffrey T. May, 47               Senior Vice     Annual,       Senior Vice President, Treasurer
                                 President and   11 years      and Compliance Officer, Nicholas
                                 Treasurer                     Company, Inc., the Adviser to the
                                                               Fund.  He has been Portfolio Manager
                                                               of Nicholas Money Market Fund, Inc.
David O. Nicholas, 42 (3)        Senior Vice     Annual,       President, Chief Investment
                                 President and   11 years      Officer and Director, Nicholas
                                 Co-Portfolio                  Company, Inc., the Adviser to the
                                 Manager                       Fund. He has been Portfolio
                                                               Manager for Nicholas II, Inc.
                                                               and has been Co-Portfolio Manager
                                                               of Nicholas Fund, Inc.; and also
                                                               Nicholas Income Fund, Inc. and
                                                               Nicholas Equity Income Fund, Inc.
                                                               since April 2001 and July 2001,
                                                               respectively.
Lynn S. Nicholas, 47 (3)         Senior Vice     Annual,       Senior Vice President, Nicholas
                                 President       11 years      Company, Inc. the Adviser to the
                                                               Fund.
Mark J. Giese, 33                Vice President  Annual,       Vice President, Nicholas Company,
                                                 6 years       Inc., the Adviser to the Fund. He has
                                                               been the Portfolio Manager of Nicholas
                                                               Liberty Fund since December 2001.
Candace L. Lesak, 46             Vice President  Annual,       Employee, Nicholas Company, Inc.,
                                                 11 years      the Adviser to the Fund.
____________________
(1)     Albert O. Nicholas is the only director who is an "interested person" of the Adviser, as that term is defined in the 1940 Act.  Mr. Nicholas is Chief Executive Officer and a Director of
        the Adviser and owns 51% of the outstanding voting securities of the Adviser.
(2)     Until duly elected or re-elected at a subsequent annual meeting of the Fund.
(3)     David O. Nicholas and Lynn S. Nicholas are the son and daughter, respectively, of Albert O.
        Nicholas.  David L. Johnson is the brother-in-law of Albert O. Nicholas.
    The Fund's Statement of Additional Information includes additional information about Fund directors and is available, without charge, upon request, by calling 800-227-5987 (toll-free)
or 414-272-6133.

Nicholas Equity Income Fund, Inc. Privacy Policy
-------------------------------------------------------------------------------
      Nicholas Equity Income Fund, Inc. respects each shareholders' right to privacy.  We are committed to safeguarding the information that you provide us to maintain and execute transactions on your behalf.
      We collect the following non-public personal information about you:
      * Information we receive from you on applications or other forms, whether we receive the form in writing or electronically.  This includes, but is not limited to, your name, address, phone number, tax identification number, date of birth, beneficiary information and investment selection.
      * Information about your transactions with us and account history with
us.  This includes, but is not limited to, your account number, balances and cost basis information.  This also includes transaction requests made through our transfer agent.
      * Other general information that we may obtain about you such as demographic information.
              WE DO NOT SELL ANY NON-PUBLIC PERSONAL INFORMATION
                     ABOUT CURRENT OR FORMER SHAREHOLDERS.

                  INFORMATION SHARED WITH OUR TRANSFER AGENT,
                   A THIRD PARTY COMPANY, ALSO IS NOT SOLD.
      We may share, only as permitted by law, non-public personal information about you with third party companies. Listed below are some examples of third parties to whom we may disclose non-public personal information.  While these examples do not cover every circumstance permitted by law, we hope they help you understand how your information may be shared.
      We may share non-public personal information about you:
      * With companies who work for us to service your accounts or to process transactions that you may request.  This would include, but is not limited to, our transfer agent to process your transactions, mailing houses to send you required reports and correspondence regarding the Fund and its Adviser, the
Nicholas Company, Inc., and our dividend disbursing agent to process fund dividend checks.
      * With a party representing you, with your consent, such as your broker or lawyer.
      * When required by law, such as in response to a subpoena or other legal process.
      The Fund and its Adviser maintain policies and procedures to safeguard your non-public personal information.  Access is restricted to employees who the Adviser determines need the information in order to perform their job duties.  To guard your non-public personal information we maintain physical, electronic, and procedural safeguards that comply with federal standards.
      In the event that you hold shares of the Fund with a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with non-affiliated third parties.
                            Directors and Officers

                  ALBERT O. NICHOLAS, President and Director

                           ROBERT H. BOCK, Director

                         TIMOTHY P. REILAND, Director

                  DAVID L. JOHNSON, Executive Vice President

           THOMAS J. SAEGER, Executive Vice President and Secretary

                   DAVID O. NICHOLAS, Senior Vice President

                    LYNN S. NICHOLAS, Senior Vice President

              JEFFREY T. MAY, Senior Vice President and Treasurer

                         MARK J. GIESE, Vice President

                       CANDACE L. LESAK, Vice President

                              Investment Adviser
                            NICHOLAS COMPANY, INC.
                             Milwaukee, Wisconsin
                         414-272-6133 or 800-227-5987

                                Transfer Agent
                        U.S. BANCORP FUND SERVICES, LLC
                             Milwaukee, Wisconsin
                         414-276-0535 or 800-544-6547

                                   Custodian
                                U.S. BANK N.A.
                               Cincinnati, Ohio

                                   Auditors
                               ERNST & YOUNG LLP
                               Chicago, Illinois

                                    Counsel
                         MICHAEL BEST & FRIEDRICH LLP
                             Milwaukee, Wisconsin

This report is submitted for the information of shareholders of the Fund.  It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                                 ANNUAL REPORT

                       NICHOLAS EQUITY INCOME FUND, INC.
700 North Water Street
Milwaukee, WI 53202
www.nicholasfunds.com
March 31, 2004

Item 2. Code of Ethics.

CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND

SENIOR FINANCIAL OFFICERS

I.    Covered Officers/Purpose of the Code

    The Nicholas Family of Funds code of ethics (this "Code") for the investment companies within the complex (collectively, "Funds" and each, "Company") applies to the Company's Principal Executive Officer and Principal Financial Officer (the "Covered Officers" each of whom are set forth in Exhibit A) for the purpose of promoting:

* honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

* full, fair, accurate, timely and understandable disclosure in reports and documents that a registrant files with, or submits to, the Securities and Exchange Commission ("SEC") and in other public communications made by the Company;

* compliance with applicable laws and governmental rules and regulations;

* the prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and

* accountability for adherence to the Code.

    Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest.

II. Covered Officers Should Handle Ethically Actual and Apparent Conflicts of Interest

    Overview. A "conflict of interest" occurs when a Covered Officer's private interest interferes with the interests of, or his service to, the Company. For example, a conflict of interest would arise if a Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the Company.

    Certain conflicts of interest arise out of the relationships between Covered Officers and the Company and already are subject to conflict of interest provisions in the Investment Company Act of 1940 ("Investment Company Act") and the Investment Advisers Act of 1940 ("Investment Advisers Act"). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Company because of their status as "affiliated persons" of the Company. The Company's and the investment adviser's compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

    Although typically not presenting an opportunity for improper personal benefit, conflicts arise from, or as a result of, the contractual relationship between the Company and the investment adviser of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Company or for the adviser, or for both), be involved in establishing policies and implementing decisions that will have different effects on the adviser and the Company. The participation of the Covered Officers in such activities is inherent in the contractual relationship between the Company and the adviser and is consistent with the performance by the Covered Officers of their duties as officers of the Company. Thus, if performed in conformity with the provisions of the Investment Company Act and the Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by the Funds' Boards of Directors ("Boards") that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

    Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company Act and the Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Company.

* * *

    Each Covered Officer must:

* not use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Company whereby the Covered Officer would benefit personally to the detriment of the Company;

* not cause the Company to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Company;

* not use material non-public knowledge of portfolio transactions made or contemplated for the Company to trade personally or cause others to trade personally in contemplation of the market effect of such transactions;

* report, at least annually:

* officer and director positions in corporations, public or private, for profit or not for profit, or in which the Covered Officer or any of his immediate family members holds 5% or more of its outstanding stock;

* Positions as a trustee, executor or other fiduciary;

* Ownership interest in any broker-dealer or bank;

* Transactions between the Covered Officer and any of the Nicholas Family of Funds, the Nicholas Company or any company in which any director of any of the Nicholas Family of Funds is an officer or director.

* Situations in which any immediate family member of the Covered Employee is an officer, director or employee of any company in which any officer or director of the Nicholas Company or any of the Nicholas Family of Funds is a director or executive officer.

    There are some conflict of interest situations that should always be discussed with the appropriate officer if material. If the matter involves Jeffrey T. May, he should discuss the matter with David O. Nicholas. If the matter involves any other person, that person should discuss the matter with Jeffrey T. May. In each case, the officer with whom such matter is discussed is encouraged to review the matter with counsel to the Company. Examples of these include:

* service as a director on the board of any public company;

* the receipt of any non-nominal gifts;

* the receipt of any entertainment from any company with which the Company has current or prospective business dealings unless such entertainment is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety;

* any ownership interest in, or any consulting or employment relationship with, any of the Company's service providers, other than its investment adviser, principal underwriter, administrator or any affiliated person thereof;

* a direct or indirect financial interest in commissions, transaction charges or spreads paid by the Company for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership.

III. Disclosure and Compliance

* Each Covered Officer should familiarize himself with the disclosure requirements generally applicable to the Company;

* each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Company to others, whether within or outside the Company, including to the Company's directors and auditors, and to governmental regulators and self-regulatory organizations;

* each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and the adviser with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents the Funds files with, or submits to, the SEC and in other public communications made by the Funds; and

* it is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.

IV. Reporting and Accountability

    Each Covered Officer must:

* upon adoption of the Code (or thereafter as applicable, upon becoming a Covered Officer), affirm in writing to the Board that he has received, read, and understands the Code;

* annually thereafter affirm to the Board that he has complied with the requirements of the Code;

* not retaliate against any other Covered Officer or any employee of the Funds or their affiliated persons for reports of potential violations that are made in good faith; and

* notify the appropriate person promptly if he knows of any violation of this Code. Failure to do so is itself a violation of this Code. Each Covered Officer should notify Jeffrey T. May unless the person violating the Code is Jeffrey T. May, in which case such person should notify David O. Nicholas. In each case, each Covered Officer is encouraged to also contact counsel to the Fund.

    Jeffrey T. May is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation; provided that if the situation involves Jeffrey T. May directly, then Mr. David O. Nicholas is responsible for applying the Code to him and he has authority to interpret the Code with respect to such application. Both Jeffrey T. May and David O. Nicholas are encouraged to discuss the matter with counsel to the Fund. However, any approvals or waivers sought by the Principal Executive Officer will be considered by the Independent Directors (the "Committee").

    The Company will follow these procedures in investigating and enforcing this Code:

* Jeffrey T. May or David O. Nicholas, with the advice of counsel will take all appropriate action to investigate any potential violations reported to him;

* if, after such investigation, the officer making such investigation believes that no violation has occurred, he is not required to take any further action;

* any matter that the officer making the investigation believes is a violation will be reported to the independent directors;

* if the independent directors concur that a violation has occurred, they will consider appropriate action, which may include review of, and appropriate modifications to, applicable policies and procedures; notification to appropriate personnel of the investment adviser or its board; or a recommendation to dismiss the Covered Officer;

* the independent directors will be responsible for granting waivers, as appropriate; and

* any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

V. Other Policies and Procedures

    This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Sarbanes-Oxley Act and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Funds, the Funds' adviser, principal underwriter, or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code. The Funds' and their investment adviser's codes of ethics under Rule 17j-1 under the Investment Company Act and the adviser's more detailed policies and procedures are separate requirements applying to the Covered Officers and others, and are not part of this Code.

VI. Amendments

    Any amendments to this Code, other than amendments to Exhibit A, must be approved or ratified by a majority vote of the Board, including a majority of independent directors.

VII. Confidentiality

    All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board and its counsel, the appropriate Company and the Nicholas Company.

VIII. Internal Use

    The Code is intended solely for the internal use by the Funds and does not constitute an admission, by or on behalf of any Company, as to any fact, circumstance, or legal conclusion.

Date: November 20, 2003

Exhibit A

Persons Covered by this Code of Ethics

The Nicholas Company	Albert O. Nicholas	Jeffrey T. May
Nicholas Fund, Inc.	Albert O. Nicholas	Jeffrey T. May
Nicholas II, Inc.	Albert O. Nicholas	Jeffrey T. May
Nicholas Limited Edition, Inc.	Albert O. Nicholas	Jeffrey T. May
Nicholas Income Fund, Inc.	Albert O. Nicholas	Jeffrey T. May
Nicholas Equity Income Fund, Inc.	Albert O. Nicholas	Jeffrey T. May
Nicholas Liberty Fund	David O. Nicholas	Jeffrey T. May
Nicholas Money Market Fund, Inc.	Albert O. Nicholas	Jeffrey T. May

Item 3. Audit Committee Financial Expert.

The Fund's Board of Directors has determined that Mr. Timothy P. Reiland, an independent director, qualifies as an audit committee financial expert as that term is defined for purposes of this item.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Fund's principal accountant (the "Auditor") for the audit of the Fund's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $15,000 in 2004 and $14,500 in 2003.

(b) Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurance and related services rendered by the Auditor to the Fund that are reasonably related to the performance of the audit of the Fund's financial statements and are not reported under paragraph (a) of this Item 4.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $4,000 in 2004 and $4,000 in 2003. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed in each of the last two fiscal years for Tax Services by the Auditor to the Fund's investment adviser which required pre-approval by the Board of Directors as described in paragraph (e)(1) of this Item 4.

(d) All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item 4.

There were no fees billed in each of the last two fiscal years for Non-Audit Services by the Auditor to the Fund's investment adviser which required pre-approval by the Board of Directors as described in paragraph (e)(1) of this Item 4.

(e) Audit Committee Pre-Approval Policies and Procedures. The Fund's Board of Director's has not adopted any pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.  The Fund's Board of Directors meets with the Auditors and management to review and pre-approve the Auditor's engagements for audit and non-audit services to the Fund and its Adviser prior to each engagement.

(f)  No disclosures are required by this Item 4(f).

(g) There were no non-audit fees billed in each of the last two fiscal years by the Auditor for services rendered to the Fund or the Fund's investment adviser that provides ongoing services.

(h)  No disclosures are required by this Item 4(h).

Item 5. Audit Committee of Listed Registrants.

Applicable only for annual reports covering periods ending on or after the earlier of (i) the first annual shareholder meeting after January 15, 2004 or (ii) October 31, 2004.

Item 6. Schedule of Investments.

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Applicable only to closed-end funds.

Item 9.  Submission of Matters to a Vote of Security Holders.

Not applicable to this filing..

Item 10. Controls and Procedures.

The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report. There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

Item 11. Exhibits.

(a)(1) Code of Ethics -- Any code of ethics, or amendments thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable to this filing.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 302 of the Sarbannes-Oxley Act of 2002, attached hereto as part of EX-99.CERT.

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more person.

Applicable only to closed-end funds.

(b) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of the Sarbannes-Oxley Act of 2002, attached hereto as part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Equity Income Fund, Inc.

By: /s/ Albert O. Nicholas

Name: Albert O. Nicholas

Title: Principal Executive Officer

Date: 05/27/2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Albert O. Nicholas

Name: Albert O. Nicholas

Title: Principal Executive Officer

Date: 05/27/2004

By: /s/ Jeffrey T. May

Name: Jeffrey T. May

Title: Principal Financial Officer

Date: 05/27/2004